ADVANCE TO SUPPLIERS - Schedule of Provision for Losses on Advances From Suppliers (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Provision For Advances To Suppliers Losses [Abstract]
Balances at the beginning of the period	R$ (52,936)	R$ (69,273)
Additions	(17,882)	(25,838)
Reversals	19,465	12,027
Balances at the end of the period	R$ (51,353)	R$ (83,084)